Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	¥ 802,332	¥ 1,531,127	¥ 1,015,393
Net cash provided by operating activities	4,181,040	2,384,590	909,448
Cash flows from investing activities:
Net decrease (increase) in interest-earning deposits with banks	(4,005,422)	(15,763,663)	(11,738,061)
Other-net	(72,106)	(69,011)	2,581
Net cash used in investing activities	(12,994,976)	(10,975,679)	(12,401,827)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	6,335,881	7,805,572	4,036,415
Repayment of long-term debt	(3,786,480)	(3,072,630)	(2,540,895)
Proceeds from sales of treasury stock	15	2	845
Payments for acquisition of preferred stock		(390,000)
Payments for acquisition of treasury stock	(200,053)	(100,076)	(74)
Dividends paid	(251,448)	(263,920)	(216,054)
Other-net	6,703	50,358	(7,702)
Net cash provided by financing activities	14,168,679	8,183,248	11,475,095
Net increase (decrease) in cash and cash equivalents	5,303,086	(335,992)	69,975
Cash and cash equivalents at beginning of fiscal year	3,353,236	3,689,228	3,619,253
Cash and cash equivalents at end of fiscal year	8,656,322	3,353,236	3,689,228
MUFG [Member]
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	802,332	1,531,127	1,015,393
Adjustments and other	(158,564)	(980,631)	(790,050)
Net cash provided by operating activities	643,768	550,496	225,343
Cash flows from investing activities:
Proceeds from sales of other investment securities		130,000
Proceeds from sales of investment in subsidiaries and affiliated companies		390,000
Net increase in loans to subsidiaries	(1,433,700)	(190,000)
Net decrease (increase) in interest-earning deposits with banks	(4)	111,295	1,494
Other-net	(3,135)	(60,140)	(2,788)
Net cash used in investing activities	(1,436,839)	381,155	(1,294)
Cash flows from financing activities:
Net decrease in short-term borrowings from subsidiaries	(84,959)	(179,380)	(4)
Proceeds from issuance of long-term debt	1,432,755	190,000
Repayment of long-term debt	(22)	(20)	(16)
Repayment of long-term debt to subsidiaries and affiliated companies		(130,000)
Proceeds from sales of treasury stock	2	2	2
Payments for acquisition of preferred stock		(390,000)
Payments for acquisition of treasury stock	(200,053)	(100,045)	(46)
Dividends paid	(251,497)	(263,978)	(216,117)
Other-net	(14,366)	(5,598)	(2,988)
Net cash provided by financing activities	881,860	(879,019)	(219,169)
Net increase (decrease) in cash and cash equivalents	88,789	52,632	4,880
Cash and cash equivalents at beginning of fiscal year	71,651	19,019	14,139
Cash and cash equivalents at end of fiscal year	¥ 160,440	¥ 71,651	¥ 19,019